EARNINGS PER SHARE - Antidilutive securities excluded from the computation of earnings per share (Details) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Shares excluded from diluted shares calculation	1,607	2,071	1,898	2,071	1,727
Convertible securities
Class of Stock [Line Items]
Shares excluded from diluted shares calculation	828	1,093
Restricted stock units, stock options and SARs
Class of Stock [Line Items]
Shares excluded from diluted shares calculation	779	978